Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Quarterly Data (Unaudited)

Note 20. Quarterly Data (Unaudited)

The following table sets forth certain consolidated quarterly financial information for the years ended December 31, 2017, 2016 and 2015. The quarterly information only includes the operations of Isle from the Isle Acquisition Date through December 31, 2017 and the operations of Silver Legacy and Circus Reno from the Reno Acquisition Date through December 31, 2017.

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(Dollars in thousands, except per share amounts)
2017:
Net revenues	$202,393	$375,626	$472,878	$429,901
Operating expenses	186,561	320,480	389,273	416,211
Operating income (loss)	14,028	(30,467)	101,493	9,756
Net income (loss)	$945	$(46,190)	$29,687	$88,938
Basic net income (loss) per common share	$0.02	$(0.68)	$0.39	$1.16
Diluted net income (loss) per common share	$0.02	$(0.68)	$0.38	$1.14
Weighted average shares outstanding—basic	47,120,751	67,453,095	76,902,070	76,961,015
Weighted average shares outstanding—diluted	48,081,281	67,453,095	77,959,689	77,998,742

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(Dollars in thousands, except per share amounts)
2016:
Net revenues	$215,583	$233,493	$243,049	$208,340
Operating expenses	196,855	203,016	210,584	191,290
Operating income	18,281	29,585	27,739	13,095
Net income	$3,379	$10,737	$9,450	$961
Basic net income per common share	$0.07	$0.23	$0.20	$0.02
Diluted net income per common share	$0.07	$0.22	$0.20	$0.02
Weighted average shares outstanding—basic	46,933,094	47,071,608	47,193,120	47,105,744
Weighted average shares outstanding—diluted	47,534,761	47,721,075	47,834,644	47,849,554

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(Dollars in thousands, except per share amounts)
2015:
Net revenues	$168,451	$183,578	$184,481	$187,835
Operating expenses	155,777	161,402	162,523	173,024
Operating income	12,072	23,032	24,121	13,396
Net (loss) income	$(6,171)	$4,779	$5,419	$110,219
Basic net (loss) income per common share	$(0.13)	$0.10	$0.12	$2.36
Diluted net (loss) income per common share	$(0.13)	$0.10	$0.12	$2.33
Weighted average shares outstanding—basic	46,494,638	46,516,614	46,516,614	46,670,735
Weighted average shares outstanding—diluted	46,494,638	46,657,618	46,763,589	47,227,127